Income Taxes (Details 1)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Statutory federal tax rate	34.00%
State taxes, net of federal benefit	(39.60%)
Transaction costs	(14.00%)
Pre-merger Kitara LLC income	33.20%
Valuation allowance	(71.90%)
Other	2.60%
Total	(55.70%)